Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net Earnings (Loss)	$ (2,379)	$ 2,194	$ (2,669)
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
Inventory Write-Down (Reversal)	555	49	60
Deferred Income Tax Expense (Recovery)	(838)	(814)	(794)
Unrealized (Gain) Loss on Risk Management	56	149	(1,249)
Unrealized Foreign Exchange (Gain) Loss	(131)	(827)	649
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Discontinuance			(301)
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Unwinding of Discount on Decommissioning Liabilities	57	58	63
Realized Inventory Write-Down	(572)	(71)	(13)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	(33)	401	206
Other	38	70	670
Net Change in Other Assets and Liabilities	(72)	(84)	(72)
Net Change in Non-Cash Working Capital	198	(333)	505
Cash From (Used in) Operating Activities	273	3,285	2,154
Investing Activities
Capital Expenditures – Exploration and Evaluation Assets	(48)	(73)	(55)
Capital Expenditures – Property, Plant and Equipment	(811)	(1,110)	(1,322)
Proceeds From Divestitures	38	1	1,050
Net Change in Investments and Other	(4)	(133)	9
Net Change in Non-Cash Working Capital	(38)	(117)	(295)
Cash From (Used in) Investing Activities	(863)	(1,432)	(613)
Net Cash Provided (Used) Before Financing Activities	(590)	1,853	1,541
Financing Activities
Issuance (Repayment) of Short-Term Borrowings	117
Issuance of Long-Term Debt	1,326
Repayment of Long-Term Debt	(112)	(2,279)	(1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt	(220)	276	(20)
Principal Repayment of Leases	(197)	(150)
Dividends Paid on Common Shares	(77)	(260)	(245)
Other			(1)
Cash From (Used in) Financing Activities	837	(2,413)	(1,410)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(55)	(35)	40
Increase (Decrease) in Cash and Cash Equivalents	192	(595)	171
Cash and Cash Equivalents, Beginning of Year	186	781	610
Cash and Cash Equivalents, End of Year	$ 378	$ 186	$ 781